Subsequent events	12 Months Ended
Dec. 31, 2023
Disclosure of Subsequent Events [Abstract]
Subsequent events
Note 30 - Subsequent events
Management has evaluated events subsequent to December 31, 2023 and through August 14, 2024, the date these Consolidated Financial Statements were originally authorized for issuance by the Board of Directors. The following events which occurred subsequent to December 31, 2023 merited disclosure in these Consolidated Financial Statements. Management determined that no adjustments were required to the figures presented as a result of these events.
On January 3, 2024, Polestar's investee in China, Polestar Technology (Shaoxing) Co., Ltd., selected Nanjing as its final province of registration. The investee was renamed Polestar Times Technology (Nanjing) Co., Ltd ("Polestar Times Technology"). Subsequently, on February 29, 2024, Polestar Times Technology, Polestar, Xingji Meizu, and Nanjing Jiangning Economic and Technological Development Zone Industrial Equity Investment Partnership (the "Nanjing Investor") entered an agreement for Polestar Times Technology to receive an additional $60,360 in capital from the Nanjing Investor over four installments in exchange for equity; subject to Polestar Times Technology achieving certain increased paid-in capital and invoiced sales thresholds in Nanjing province. In the event Polestar Times Technology achieves these thresholds and secures the investment installments from the Nanjing Investor, Polestar's ownership in Polestar Times Technology will decrease from 49% to 37.6% over time. As of the date these Consolidated Financial Statements were authorized for issuance, Polestar has injected total cash of $34,300 into Polestar Times Technology and maintains 46.2% ownership.
On January 8, 2024, Polestar and Zhongjia Automobile Manufacturing (Chengdu) Co. Ltd., a Volvo Cars subsidiary, entered into an agreement for the manufacturing of Polestar 3 vehicles in Volvo Cars' Chengdu plant for sale outside of China. Under this agreement, Polestar is committed to purchase certain volumes of Polestar 3 vehicles between 2025 and 2030. In the event that Polestar´s actual volumes purchased during the production period are lower than the agreed volumes, Polestar is obligated to compensate Volvo Cars for fixed costs related to the lost capacity. On January 12, 2024, Polestar entered into a similar agreement with the same Volvo Cars subsidiary, inclusive of similar volume commitment terms, governing the manufacturing of Polestar 3 vehicles in Volvo Cars' Chengdu plant for sale in China. These manufacturing agreements also represent those related to Polestar's sale of PS3 Tooling and Equipment discussed in Note 27 - Related party transactions.
On February 22, 2024, Polestar entered into a syndicated multicurrency green trade facility with BNP Paribas, Natixis, Hong Kong Branch, Standard Chartered Bank, the Hongkong and Shanghai Banking Corporation Limited, Banco Bilbao Vizcaya Argentaria, S.A., London Branch, Shanghai Pudong Development Bank Co., Ltd., Credit Agricole Corporate and Investment Bank, China Bohai Bank Co., Ltd. Shanghai Free Trade Zone Branch, Mizuho Bank, Ltd., MUFG Bank, Ltd. Hong Kong Branch, Citigroup Global Markets Asia Limited, and China Zheshang Bank Co., Ltd. with Standard Chartered Bank acting as agent and security agent. Total principal available for utilization under the arrangement is divided into two facilities where Facility A is EUR denominated at €340,000 and Facility B is USD denominated at $583,500. Facility A utilizations carry interest at the relevant EURIBOR plus 2.85%. Facility B utilizations carry interest at the Chicago Mercantile Exchange Term SOFR plus 3.35%. Both facilities have a 36-month repayment period with repayment of utilizations due in full at the end of the period, including any unpaid interest and other fees. The facilities are secured by interest reserve accounts pledges with an aggregate of three months interest deposited upon utilization of available credit. As of February 28, 2024, Polestar had drawn the entire borrowing capacity available under both facilities. Simultaneously with the signing of the syndicated multicurrency green trade facility on February 22, 2034, Polestar and Geely entered into a subordination deed with Standard Chartered Bank, making Polestar's $250,000 credit facility with Geely entered into on November 8, 2023, as discussed in Note 27 - Related party transactions, subordinated to the the syndicated multicurrency green trade facility. By the terms of the subordination deed, no payment to Geely of principal or interest will be made until all amounts due under the syndicated multicurrency green trade facility have been paid in full.
On February 27, 2024, Polestar agreed to a one-year extension of the green trade revolving credit facility with Standard Chartered Bank, Nordea Bank ABP, Citibank Europe PLC, ING Belgium SA/NV, and Barclays Bank Ireland PLC with an aggregate principal amount available of €470,000. Utilizations of this facility carry interest at the relevant interbank offered rate plus 2.3% per annum and have a repayment period of 90 days.
On March 3, 2024, Polestar, Zhongjia Automobile Manufacturing (Chengdu) Co. Ltd., a Volvo Cars subsidiary, and Chengdu Jisu New Energy Vehicle Co., Ltd, a Geely subsidiary, entered into the user right agreement related to Polestar's sale of PS3 Tooling and Equipment discussed in Note 27 - Related party transactions. Under the user right agreement, Geely granted Volvo Cars the right to use to PS3 Tooling and Equipment to manufacture the PS3 for Polestar in exchange for an annual user right fee from Volvo Cars.
On March 11, 2024, Polestar entered into a 12-month working capital loan for ¥177,000 with East Asia Bank. This loan carries an interest rate of 4.5% per annum due quarterly. This loan benefits from letters of comfort from Volvo Cars and Geely.
On April 30, 2024, Polestar entered into a 12-month working capital loan for ¥473,000 with Bank of China Shanghai Branch. This loan carries an interest rate of 12-month LPR plus 0.35% due quarterly. This loan benefits from letters of comfort from Geely.
On May 31, 2024, Polestar entered into a 12-month working capital loan for ¥88,000 with Bank of China Shanghai Branch. This loan carries an interest rate of 12-month LPR plus 0.35% due quarterly. This loan benefits from letters of comfort from Geely.
On June 13, 2024, Polestar entered into a 12-month working capital loan for ¥231,000 with East Asia Bank. This loan carries an interest rate of 4.3% per annum due quarterly. This loan benefits from letters of comfort from Volvo Cars and Geely.
On June 28, 2024, Polestar entered into a non-recourse trade receivables factoring agreement with BNP Paribas Fortis Factor N.V. ("BNP Paribas Fortis Factor") whereby BNP Paribas Fortis Factor agreed to purchase up to €120,000 in eligible trade receivables from Polestar. Polestar pays a factoring fee calculated as a specified base rate plus an applicable margin. Additionally, Polestar continues to service collection of the trade receivables. As of the date these financial statements were ready for issuance, Polestar has received €45,000 for the sale of trade receivables to BNP Paribas Fortis Factor.
On August 2, 2024, Polestar entered into a 12-month working capital loan for $196,000 with China CITIC Bank Hangzhou Branch. This loan carries an interest rate of 7.8% per annum due quarterly. This loan benefits from letters of comfort from Geely.